Ropes & Gray LLP

2099 Pennsylvania Avenue, N.W.

Washington, D.C. 20006

WRITER’S DIRECT DIAL NUMBER:  (202) 626-3909

November 29, 2016

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Artisan Partners Funds, Inc.: File Nos. 033-88316 and 811-8932
Post-Effective Amendment No. 101 to the Registration Statement

Dear Sir or Madam:

On behalf of Artisan Partners Funds, Inc. (“Artisan Partners Funds”) and pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), accompanying this letter for electronic filing is Post-Effective Amendment No. 101 to Artisan Partners Funds’ Registration Statement under the 1933 Act and Amendment No. 103 under the 1940 Act on Form N-1A (the “Amendment”). Manually executed signature pages and consents have been obtained prior to the time of this electronic filing and will be retained by Artisan Partners Funds for five years.

In addition to the Part C, the Amendment includes the following: (i) a Prospectus relating to Artisan Small Cap Fund – Advisor Shares, a new class of Artisan Small Cap Fund (the “Fund”) and (ii) a Statement of Additional Information relating to the Advisor Shares of the Fund. The Fund is an existing series of Artisan Partners Funds.

The Amendment relates solely to the Advisor Shares of the Fund. No information relating to any other series or shares of Artisan Partners Funds is amended or superseded hereby.

No fees are required in connection with this filing. If you have any questions concerning this filing, please call me at (202) 626-3909.

Sincerely,

/s/ Nathan Briggs
Nathan Briggs